Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Apr. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2016	Oct. 01, 2013
Common Stock, par value	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common Stock, shares authorized	500,000,000		150,000,000	150,000,000	150,000,000	100,000,000
Common Stock, shares issued	138,049,718	24,150,000	65,285,962	65,001,037
Common Stock, shares outstanding	138,049,718		65,285,962	65,001,037
Senior Preferred Stock [Member]
Preferred Stock, par value			$ 0.01	$ 0.01	$ 0.01
Preferred Stock, shares authorized			70,000,000	70,000,000	70,000,000
Preferred Stock, shares issued			16,802,144	16,802,144
Preferred Stock, shares outstanding			16,802,144	16,802,144
Junior Preferred Stock [Member]
Preferred Stock, par value			$ 0.01	$ 0.01		$ 0.01
Preferred Stock, shares authorized			70,000,000	70,000,000		70,000,000
Preferred Stock, shares issued			58,244,308	58,244,308
Preferred Stock, shares outstanding			58,244,308	58,244,308